Working capital - Aged analysis of trade receivables net of allowances (Details) - USD ($) $ in Millions	Jun. 30, 2026	Jun. 30, 2025
Disclosure of trade and other receivables [line items]
Trade receivables	$ 2,596	$ 2,789
Not overdue
Disclosure of trade and other receivables [line items]
Trade receivables	2,438	2,633
Overdue 1 – 30 days
Disclosure of trade and other receivables [line items]
Trade receivables	29	41
Overdue 31 – 60 days
Disclosure of trade and other receivables [line items]
Trade receivables	23	10
Overdue 61 – 90 days
Disclosure of trade and other receivables [line items]
Trade receivables	18	10
Overdue 91 – 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	41	7
Overdue more than 180 days
Disclosure of trade and other receivables [line items]
Trade receivables	$ 47	$ 88